WARRANT DERIVATIVE LIABILITY - Schedule of Level 3 Financial Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in the fair value of the warrant derivative liability
Beginning balance	$ 4,620,593
Recognition of warrant derivative liability on issuance dates		$ 2,416,421
Warrant exercise	(3,323,429)
Change in fair value of warrants derivative liability	(735,796)	2,204,172
Ending balance	$ 561,368	$ 4,620,593